Segment Information (Schedule Of Goodwill And Other Intangible Assets By Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total goodwill and other intangible assets	$ 309.9	$ 376.5
United States [Member]
Total goodwill and other intangible assets	192.1	242.9
Ireland [Member]
Total goodwill and other intangible assets	109.1	124.9
Rest Of World [Member]
Total goodwill and other intangible assets	$ 8.7	$ 8.7